Property, plant and equipment, net	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
	2017	2016
	US$’000	US$’000
Office premises*	1,866	1,866
Leasehold improvements	157	155
Furniture, fixtures and office equipment	612	581
Motor vehicles	191	188
Testing equipment	37	30
	2,863	2,820

Less: Accumulated depreciation	(2,129)	(2,049)
	734	771

*Far East earns rental income from a property in Beijing, PRC for which it does not hold the title. Far East is investigating various ways in which to obtain the title but has not formulated a specific plan as of the date of issuance of this consolidated financial statements. The net book value of the property at December 31, 2017 is approximately US$104,000 (2016: US$108,000).

	2017	2016	2015
	US$’000	US$’000	US$’000
Depreciation charge	61	55	56

ZHEJIANG TIANLAN
Property, plant and equipment
	2017	2016
	RMB’000	RMB’000
Building and leasehold improvements	56,665	56,665
Furniture, fixtures and office equipment	10,911	9,660
Motor vehicles	4,410	4,451
Plant and machineries	115,349	115,349
Construction in progress	-	211

	187,335	186,336

Less: Accumulated depreciation	(46,856)	(36,496)

	140,479	149,840

	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Depreciation charge	12,647	14,144	8,473

At December 31, 2017, the net book value of property, plant and equipment pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB99,406,000 (2016: RMB109,041,000).

ZHEJIANG JIAHUAN
Property, plant and equipment
	2017	2016
	RMB’000	RMB’000
Buildings	34,724	34,724
Plant and machinery	5,813	7,014
Office equipment	1,252	1,206
Motor vehicles	467	467
	42,256	43,411
Less: Accumulated depreciation	(22,294)	(21,550)
	19,962	21,861

	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Depreciation charge	2,093	2,211	2,296

Buildings with carrying amount of approximately RMB34,724,000 and RMB34,724,000 as of December 31, 2017 and 2016 respectively were pledged, along with the land use right as discussed below, to secure the Company’s short-term bank loans.